Supplementary Financial Statements Information	6 Months Ended
Jun. 30, 2025
Supplemantary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 4 - Supplementary Financial Statements Information

A.          Cash and cash equivalents

The Company’s cash and cash equivalent balance at June 30, 2025 and December 31, 2024 is denominated in the following currencies:

	June 30,	December 31,
	2025	2024
	U.S. Dollars
US Dollars	181,795	117,638
New Israeli Shekels	4,007	5,243
Other currencies	6,226	3,343

	192,028	126,224

Short-term deposits are bank deposits in US Dollars with an original maturity of more than three months and remaining term at the balance sheet date of no more than twelve months. As of June 30, 2025, the average annual interest rate was 4.84%.

B.          Marketable Securities

Summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	U.S. Dollars
Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	33,286	70	(3)	33,353
Government bonds	6,612	-	-	6,612
	39,898	70	(3)	39,965
Matures after one year:
Corporate bonds	79,888	975	(16)	80,847
Government bonds	6,897	123	-	7,020
	86,785	1,098	(16)	87,867
	126,683	1,168	(19)	127,832

	December 31, 2024
	U.S. Dollars
Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	28,718	74	-	28,792
Government bonds	2,020	1	-	2,021
	30,738	75	-	30,813
Matures after one year:
Corporate bonds	80,144	366	(306)	80,204
Government bonds	6,864	47	-	6,911
	87,008	413	(306)	87,115
	117,746	488	(306)	117,928

The amortized cost and estimated fair value of marketable securities classified by the maturity date listed on the security, regardless of the Consolidated Balance Sheet classification, is as follows at June 30, 2025 and December 31, 2024:

	June 30, 2025
	Amortized Cost	Fair Value
	U.S. Dollars
Due within one year	39,898	39,965
Due after one through five years	86,785	87,867
Due after five through ten years	-	-
Total marketable securities	126,683	127,832

	December 31, 2024
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	30,738	30,813
Due after one through five years	87,008	87,115
Due after five through ten years	-	-
Total marketable securities	117,746	117,928

The following table summarizes the estimated fair value and gross unrealized holding losses of marketable securities, aggregated by investment instrument and period of time in an unrealized loss position, at June 30, 2025 and December 31, 2024.

	In Unrealized Loss Position For Less Than 12 Months
June 30, 2025	Fair Value	Gross Unrealized Loss
	U.S. Dollars

Corporate bonds	3,340	(16)
	3,340	(16)

	In Unrealized Loss Position For Less Than 12 Months
December 31, 2024	Fair Value	Gross Unrealized Loss
	U.S. Dollars

Corporate bonds	34,083	(306)
	34,083	(306)

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024, aggregated by the level in the fair-value hierarchy within which those measurements fall:

	June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Description
	U.S. Dollars

Assets
Marketable securities (current assets)	39,965	6,612	33,353	-
Marketable securities (non-current assets)	87,867	7,020	80,847	-
Total Assets	127,832	13,632	114,200	-

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Description
	U.S. Dollars

Assets
Marketable securities (current assets)	30,813	1,016	29,797	-
Marketable securities (non-current assets)	87,115	6,911	80,204	-
Total Assets	117,928	7,927	110,001	-

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. In the periods ended June 30, 2025 and December 31, 2024, the Company invested in marketable securities.

Marketable securities are classified within Level 2 because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

C.          Inventories

	June 30,	December 31,
	2025	2024
	U.S. Dollars
Components	74,612	65,845
Work in process	33,209	21,445
Finished products (including systems at customer locations not yet sold)	41,247	35,793

	149,068	123,083

Inventories are presented in:

	June 30,	December 31,
	2025	2024
	U.S. Dollars
Current assets	133,709	111,204
Long-term assets	15,359	11,879

	149,068	123,083

D.          Other Current Assets

	June 30,	December 31,
	2025	2024
	U.S. Dollars

Interest receivable	8,397	9,269
Due from Government institutions and income tax receivables	7,372	5,457
Prepaid expenses and vendor downpayments	3,955	5,499
Other	1,494	1,122

	21,218	21,347

E.          Property, Plant and Equipment, Net

	June 30,	December 31,
	2025	2024
	U.S. Dollars
Land	1,416	1,401
Building	25,993	23,444
Machinery and equipment	38,155	33,474
Office furniture and equipment	1,479	1,129
Computer equipment and software	8,749	7,197
Automobiles	499	431
Leasehold improvements	3,769	3,508
Operating lease right of use assets	3,581	8,442
Finance lease right of use assets	4,881	4,881
	88,522	83,907

Less - accumulated depreciation	31,717	29,711

	56,805	54,196

Depreciation for the six months period ended June 30, 2025 and for the year ended December 31, 2024 amounted to $3,823 and $6,825, respectively.

F.          Intangible Assets, Net

	June 30,	December 31,
	2025	2024
	U.S. Dollars
Cost:
Patent registration costs	2,796	2,569
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
	19,696	19,469

Less accumulated amortization	8,040	6,112

Total intangible assets, net	11,656	13,357

Amortization expense for the six months period ended June 30, 2025 and for the year ended December 31, 2024 amounted to $1,926 and $3,841, respectively.

G.          Other Current Liabilities

	June 30,	December 31,
	2025	2024
	U.S. Dollars

Advances from customers and deferred revenues	37,621	28,919
Accrued employee compensation and other related benefits	14,902	15,708
Commissions	13,351	12,733
Government institutions and income tax payable	11,104	10,072
Accrued warranty costs (1)	4,701	4,355
Accrued expenses	5,189	3,005
Operating lease obligations	1,871	2,204
Finance lease obligations	341	284

	89,080	77,280

(1)          Changes in the accrued warranty costs are as follows:

	June 30,	December 31,
	2025	2024
	U.S. Dollars

Beginning of period	4,355	3,397
Accruals	4,414	7,643
Usage	(4,068)	(6,685)

Balance at end of period	4,701	4,355

H.          Convertible Notes

The Convertible Senior Notes consisted of the following:

	June 30,	December 31,
	2025	2024
	U.S. Dollars
Liability:
Principle:	200,000	200,000
Unamortized issuance costs	(1,528)	(2,075)
Net carrying amount	198,472	197,925

As of June 30, 2025, the debt issuance costs of the Notes will be amortized over the remaining term of approximately 1.5 years.

The annual effective interest rate of the Notes is 0.56%. In the six-months ended June 30, 2025, $547 was recorded as amortization of debt issuance costs (In the year ended December 31, 2024 - $1,094).

As of June 30, 2025, the estimated fair value of the Notes, which the Company has classified as Level 2 financial instruments, is $305,811 (December 31, 2024 - $301,157). The estimated fair value was determined based on the quoted bid price of the Notes in an over-the-counter market on the last trading day of the reporting period.

As of June 30, 2025, the if-converted value of the Notes exceeded the principal amount by $105,811 (December 31, 2024, the if-converted value of the Notes exceeded the principal amount by $101,157).